CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 260,075	$ 1,882		$ 867,098	$ 541	$ (609,446)
Balance, shares at Dec. 31, 2011		41,182
Issuance of restricted share units	24	24
Issuance of restricted share units, shares		459
Stock-based compensation of options and RSU's related to employees and non-employees	2,445			2,445
Conversion of convertible subordinated notes	52		[1]	52
Conversion of convertible subordinated notes, shares		3
Exercise of stock options	230	3		227
Exercise of stock options, shares		56
Comprehensive loss	(20,869)				2,323	(23,192)
Balance at Dec. 31, 2012	241,957	1,909		869,822	2,864	(632,638)
Balance, shares at Dec. 31, 2012	41,700,100	41,700
Issuance of restricted share units	10	10
Issuance of restricted share units, shares		192
Stock-based compensation of options and RSU's related to employees and non-employees	1,173			1,173
Exercise of stock options	552	7		545
Exercise of stock options, shares		134
Comprehensive loss	(7,604)				(1,272)	(6,332)
Balance at Jun. 30, 2013	$ 236,088	$ 1,926		$ 871,540	$ 1,592	$ (638,970)
Balance, shares at Jun. 30, 2013	42,025,745	42,026

[1]	Represents an amount lower than $ 1.